Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Carrying Values And Estimated Fair Values
The carrying value and estimated fair value of long-term debt are as follows:

	August 31, 2022		August 31, 2021
	Carrying value	Estimated fair value	Carrying value	Estimated fair value

Liabilities

Long-term debt (including current portion) (1)	4,553	4,470	4,550	5,263

(1)	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.

Allowance for Doubtful Accounts for Expected Credit Losses	The Company maintains an allowance for doubtful accounts for the expected credit losses resulting from the inability of its customers to make required payments.

	2022 $	2021 $

Balance, beginning of period	78	74

Additions (doubtful accounts expense)	28	25

Net usage	(39)	(21)

Balance, end of period	67	78

Undiscounted Contractual Maturities
The Company’s undiscounted contractual maturities as at August 31, 2022 are as follows:

	Short-term borrowings	Accounts payable and accrued liabilities (1)	Long-term debt repayable at maturity	Leases (note 14)	Interest payments

Within one year	200	959	1	152	218

1 to 3 years	–	–	1,046	288	365

3 to 5 years	–	–	300	231	344

Over 5 years	–	–	3,250	767	1,588

	200	959	4,597	1,438	2,515

(1)	Includes accrued interest and dividends of $260.